Putnam Dynamic Asset Allocation Equity Fund
The fund's portfolio
2/29/20 (Unaudited)

COMMON STOCKS (90.5%)(a)
	Shares	Value
Aerospace and defense (1.8%)
Dassault Aviation SA (France)	15	$15,630
HEICO Corp.	725	78,191
Lockheed Martin Corp.	1,389	513,749
Northrop Grumman Corp.	1,331	437,686
Teledyne Technologies, Inc.(NON)	244	82,306

		1,127,562
Airlines (0.8%)
Copa Holdings SA Class A (Panama)	225	18,707
Delta Air Lines, Inc.	6,732	310,547
Japan Airlines Co., Ltd. (Japan)	1,100	27,237
United Airlines Holdings, Inc.(NON)	2,735	168,449

		524,940
Automotive (0.5%)
Companhia De Locacao das Americas (Brazil)	12,637	59,795
Fiat Chrysler Automobiles NV (Italy)	6,112	76,408
Peugeot SA (France)	4,144	80,804
Porsche Automobil Holding SE (Preference) (Germany)	132	8,226
Toyota Motor Corp. (Japan)	200	13,078
Volkswagen AG (Preference) (Germany)	431	70,657
Volvo AB (Sweden)	2,052	32,031

		340,999
Banking (5.2%)
ABN AMRO Group NV GDR (Netherlands)	3,729	52,219
Banco Bilbao Vizcaya Argenta (Spain)	20,889	100,930
Bank Leumi Le-Israel BM (Israel)	9,317	60,423
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (Indonesia)(NON)	194,800	51,248
BNP Paribas SA (France)	2,288	111,796
BOC Hong Kong Holdings, Ltd. (Hong Kong)	10,000	34,553
Citigroup, Inc.	12,927	820,347
Commercial International Bank (CIB) Egypt SAE GDR (Egypt)	12,154	59,621
Credit Agricole SA (France)	5,728	68,920
DNB ASA (Norway)	2,457	41,101
Fifth Third Bancorp	5,171	126,172
HDFC Bank, Ltd. (India)	7,557	124,288
HSBC Holdings PLC (United Kingdom)	717	4,814
Israel Discount Bank, Ltd. Class A (Israel)	9,792	40,834
JPMorgan Chase & Co.	10,477	1,216,484
Popular, Inc. (Puerto Rico)	766	36,753
Sberbank of Russia PJSC ADR (Russia)	4,290	60,847
Skandinaviska Enskilda Banken AB (Sweden)	7,946	76,277
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,307	106,296
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	900	30,701

		3,224,624
Beverage (2.6%)
Carlsberg A/S Class B (Denmark)	670	88,836
Coca-Cola Co. (The)	14,377	769,026
Coca-Cola European Partners PLC (United Kingdom)	232	11,823
Coca-Cola HBC AG (Switzerland)	2,137	68,068
Monster Beverage Corp.(NON)	841	52,487
PepsiCo, Inc.	4,151	548,057
Thai Beverage PCL (Thailand)	60,900	34,368
Wuliangye Yibin Co., Ltd. Class A (China)	3,500	61,105

		1,633,770
Biotechnology (1.5%)
Amgen, Inc.	2,270	453,387
Biogen, Inc.(NON)	955	294,512
Gilead Sciences, Inc.	3,138	217,652

		965,551
Broadcasting (0.2%)
Discovery, Inc. Class A(NON)	2,411	61,963
Liberty Media Corp.-Liberty Formula One Class C(NON)	1,147	44,802
Liberty Media Corp.-Liberty SiriusXM Class A(NON)	534	23,854

		130,619
Building materials (0.1%)
Geberit International AG (Switzerland)	106	53,153

		53,153
Cable television (1.3%)
Altice USA, Inc. Class A(NON)	4,841	125,188
Comcast Corp. Class A	17,051	689,372

		814,560
Chemicals (1.4%)
Arkema SA (France)	536	50,847
Ashland Global Holdings, Inc.	428	30,619
Asian Paints, Ltd. (India)	3,230	80,493
Axalta Coating Systems, Ltd.(NON)	2,363	58,886
Celanese Corp.	432	40,496
CF Industries Holdings, Inc.	3,294	121,417
Covestro AG (Germany)	2,068	78,992
DuPont de Nemours, Inc.	1,524	65,380
Eastman Chemical Co.	1,405	86,422
Israel Chemicals, Ltd. (Israel)	5,395	19,733
NewMarket Corp.	89	34,585
Nitto Denko Corp. (Japan)	500	24,931
PPG Industries, Inc.	539	56,299
Sherwin-Williams Co. (The)	45	23,254
Shin-Etsu Chemical Co., Ltd. (Japan)	900	100,659

		873,013
Commercial and consumer services (3.6%)
Avalara, Inc.(NON)	752	63,732
Booking Holdings, Inc.(NON)	250	423,915
Booz Allen Hamilton Holding Corp.	1,279	91,193
Brambles, Ltd. (Australia)	1,729	13,309
CK Hutchison Holdings, Ltd. (Hong Kong)	4,500	39,437
Compass Group PLC (United Kingdom)	3,934	86,373
CoStar Group, Inc.(NON)	78	52,072
Euronet Worldwide, Inc.(NON)	331	41,057
Expedia, Inc.	1,925	189,844
Fu Shou Yuan International Group, Ltd. (China)	58,000	49,496
Kakao Corp. (South Korea)	458	66,139
Moody's Corp.	94	22,563
Nielsen Holdings PLC	3,185	57,999
PayPal Holdings, Inc.(NON)	7,920	855,281
ServiceMaster Global Holdings, Inc.(NON)	1,626	58,162
Sohgo Security Services Co., Ltd. (Japan)	300	14,015
Verisk Analytics, Inc. Class A	680	105,475

		2,230,062
Communications equipment (1.4%)
Cisco Systems, Inc.	21,183	845,837

		845,837
Computers (4.2%)
Apple, Inc.	7,892	2,157,357
Aspen Technology, Inc.(NON)	543	57,835
Fortinet, Inc.(NON)	1,833	187,076
Fujitsu, Ltd. (Japan)	300	31,660
Otsuka Corp. (Japan)	1,200	51,760
Synopsys, Inc.(NON)	1,132	156,137

		2,641,825
Conglomerates (0.7%)
AMETEK, Inc.	1,423	122,378
Danaher Corp.	2,008	290,317

		412,695
Construction (0.4%)
China Lesso Group Holdings, Ltd. (China)	53,000	80,160
CRH PLC (Ireland)	3,041	102,585
HOCHTIEF AG (Germany)	298	29,336
Taisei Corp. (Japan)	1,400	47,712

		259,793
Consumer cyclicals (—%)
Genting Bhd (Singapore)	40,000	23,623

		23,623
Consumer finance (1.0%)
Capital One Financial Corp.	2,730	240,950
Chailease Holding Co., Ltd. (Taiwan)	7,803	28,752
Discover Financial Services	2,514	164,868
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	3,200	18,042
Synchrony Financial	6,537	190,227

		642,839
Consumer goods (2.1%)
Essity AB Class B (Sweden)	2,673	80,158
LG Household & Health Care, Ltd. (South Korea)	33	33,790
Procter & Gamble Co. (The)	8,134	921,013
Unilever NV (Netherlands)	2,471	131,538
Unilever PLC (United Kingdom)	2,203	118,119

		1,284,618
Consumer services (0.3%)
Ashtead Group PLC (United Kingdom)	3,401	106,456
JD.com, Inc. ADR (China)(NON)	1,736	66,853

		173,309
Containers (0.3%)
Ball Corp.	823	57,989
Berry Plastics Group, Inc.(NON)	1,779	67,531
Crown Holdings, Inc.(NON)	984	69,372

		194,892
Distribution (0.5%)
Ferguson PLC (United Kingdom)	74	6,464
ITOCHU Corp. (Japan)	4,900	111,397
Sysco Corp.	2,081	138,699
US Foods Holding Corp.(NON)	1,854	62,369

		318,929
Electric utilities (3.0%)
AES Corp.	7,371	123,317
American Electric Power Co., Inc.	2,100	187,446
CenterPoint Energy, Inc.	5,048	116,205
CIA Paranaense de Energia-Copel (Preference) (Brazil)	5,925	95,011
CLP Holdings, Ltd. (Hong Kong)	3,000	31,611
Consolidated Edison, Inc.	312	24,592
DTE Energy Co.	1,078	120,380
E.ON SE (Germany)	4,751	54,862
Enel SpA (Italy)	16,696	139,806
Entergy Corp.	1,265	147,891
Evergy, Inc.	2,528	165,205
Exelon Corp.	7,323	315,695
IDACORP, Inc.	333	32,181
Pinnacle West Capital Corp.	1,162	103,987
Public Service Enterprise Group, Inc.	3,021	155,008
Southern Co. (The)	581	35,069

		1,848,266
Electrical equipment (1.1%)
Daikin Industries, Ltd. (Japan)	600	81,474
Hitachi High-Technologies Corp. (Japan)	700	52,035
Honeywell International, Inc.	3,000	486,510
Legrand SA (France)	682	52,651
Voltronic Power Technology Corp. (Taiwan)	2,000	45,868

		718,538
Electronics (3.2%)
Agilent Technologies, Inc.	1,655	127,551
Arrow Electronics, Inc.(NON)	585	39,230
Broadcom, Inc.	858	233,908
Brother Industries, Ltd. (Japan)	800	14,381
Garmin, Ltd.	953	84,236
Hoya Corp. (Japan)	1,300	115,216
Koninklijke Philips NV (Netherlands)	2,536	109,010
MediaTek, Inc. (Taiwan)	4,000	46,212
Qualcomm, Inc.	9,778	765,617
Samsung Electronics Co., Ltd. (South Korea)	6,617	299,353
Sino-American Silicon Products, Inc. (Taiwan)	9,000	30,125
SK Hynix, Inc. (South Korea)	810	58,465
STMicroelectronics NV (France)	1,968	53,869
Techtronic Industries Co., Ltd. (TTI) (Hong Kong)	3,500	28,611
Thales SA (France)	134	13,588

		2,019,372
Engineering and construction (0.1%)
ACS Actividades de Construccion y Servicios SA (Spain)	1,685	50,756
Obayashi Corp. (Japan)	2,800	28,119

		78,875
Entertainment (0.2%)
Sony Corp. (Japan)	2,300	142,331

		142,331
Financial (0.9%)
3i Group PLC (United Kingdom)	5,673	73,958
Ally Financial, Inc.	4,102	102,837
Deutsche Boerse AG (Germany)	395	62,218
LPL Financial Holdings, Inc.	520	41,330
MGIC Investment Corp.	3,987	47,964
ORIX Corp. (Japan)	5,900	94,161
Partners Group Holding AG (Switzerland)	122	106,649
Singapore Exchange, Ltd. (Singapore)	4,500	27,670

		556,787
Food (1.7%)
Associated British Foods PLC (United Kingdom)	2,243	65,355
Dino Polska SA (Poland)(NON)	1,353	49,664
Hershey Co. (The)	1,393	200,578
Jeronimo Martins SGPS SA (Portugal)	2,039	35,972
Mondelez International, Inc. Class A	7,259	383,275
Nestle SA (Switzerland)	1,173	121,531
Shoprite Holdings, Ltd. (South Africa)	3,836	27,656
Tesco PLC (United Kingdom)	7,795	23,025
WH Group, Ltd. (Hong Kong)	94,000	96,481
Wilmar International, Ltd. (Singapore)	8,600	24,502
X5 Retail Group NV GDR (Russia)	568	17,760

		1,045,799
Gaming and lottery (0.1%)
Aristocrat Leisure, Ltd. (Australia)	4,151	89,098

		89,098
Health-care services (0.8%)
Aier Eye Hospital Group Co., Ltd. Class A (China)	6,050	35,095
Alfresa Holdings Corp. (Japan)	1,200	21,471
Cardinal Health, Inc.	581	30,282
Charles River Laboratories International, Inc.(NON)	322	50,094
Chemed Corp.	132	55,126
McKesson Corp.(S)	1,793	250,769
Suzuken Co., Ltd. (Japan)	700	23,082
WuXi AppTec Co., Ltd. Class H (China)	3,000	44,666

		510,585
Homebuilding (0.5%)
Berkeley Group Holdings PLC (The) (United Kingdom)	441	27,123
D.R. Horton, Inc.	1,212	64,563
Daiwa House Industry Co., Ltd. (Japan)	1,300	35,793
PulteGroup, Inc.	4,205	169,025
Taylor Wimpey PLC (United Kingdom)	16,248	42,640

		339,144
Household furniture and appliances (0.1%)
Tempur Sealy International, Inc.(NON)	579	43,280

		43,280
Industrial (0.4%)
HD Supply Holdings, Inc.(NON)	2,308	87,750
Johnson Controls International PLC	5,212	190,603

		278,353
Insurance (2.2%)
Allianz SE (Germany)	637	137,605
Allstate Corp. (The)	1,692	178,083
American Financial Group, Inc.	399	36,876
Aviva PLC (United Kingdom)	19,325	88,683
Axis Capital Holdings, Ltd.	456	25,591
CNP Assurances (France)	771	12,137
Hartford Financial Services Group, Inc. (The)	2,891	144,405
Legal & General Group PLC (United Kingdom)	31,095	104,871
Lincoln National Corp.	2,152	97,679
MetLife, Inc.	7,558	322,878
Ping An Insurance (Group) Co. of China, Ltd. Class H (China)	10,000	111,940
Reinsurance Group of America, Inc.	401	48,934
Swiss Life Holding AG (Switzerland)	52	23,898
W.R. Berkley Corp.	742	49,818
Zurich Insurance Group AG (Switzerland)	51	19,848

		1,403,246
Investment banking/Brokerage (1.5%)
Ameriprise Financial, Inc.	1,429	201,918
Amundi SA (France)	241	17,469
E*Trade Financial Corp.	3,878	177,535
Goldman Sachs Group, Inc. (The)	867	174,068
Morgan Stanley	7,602	342,318
SEI Investments Co.	544	29,762

		943,070
Lodging/Tourism (0.7%)
Extended Stay America, Inc. (Units)	2,438	26,769
Hilton Worldwide Holdings, Inc.	2,350	228,420
MGM Resorts International	5,076	124,667
Norwegian Cruise Line Holdings, Ltd.(NON)	2,258	84,133

		463,989
Machinery (0.9%)
Caterpillar, Inc.	433	53,796
Cummins, Inc.	1,671	252,806
Curtiss-Wright Corp.	191	22,909
Hitachi, Ltd. (Japan)	3,000	100,629
Sandvik AB (Sweden)	6,166	102,536

		532,676
Manufacturing (0.6%)
Dover Corp.	1,034	106,233
Trane Technologies PLC	2,253	290,727

		396,960
Medical technology (3.1%)
Abbott Laboratories	4,792	369,128
Dentsply Sirona, Inc.	1,634	80,458
Edwards Lifesciences Corp.(NON)	1,418	290,463
Hill-Rom Holdings, Inc.	573	55,037
Hologic, Inc.(NON)	2,180	102,722
Medtronic PLC	6,210	625,161
Sartorius Stedim Biotech (France)	178	33,962
Thermo Fisher Scientific, Inc.	355	103,234
West Pharmaceutical Services, Inc.	496	74,678
Zimmer Biomet Holdings, Inc.	1,404	191,155

		1,925,998
Metals (0.7%)
Anglo American PLC (United Kingdom)	3,312	76,963
BHP Billiton PLC (United Kingdom)	2,697	48,831
Boliden AB (Sweden)	568	12,030
Fortescue Metals Group, Ltd. (Australia)	8,816	57,511
Glencore PLC (United Kingdom)	740	1,893
Reliance Steel & Aluminum Co.	560	57,282
Rio Tinto PLC (United Kingdom)	2,339	109,627
Steel Dynamics, Inc.	2,753	73,312

		437,449
Miscellaneous (0.1%)
Centre Testing International Group Co., Ltd. Class A (China)	18,100	41,921

		41,921
Natural gas utilities (0.6%)
China Resources Gas Group, Ltd. (China)	10,000	50,132
Eni SpA (Italy)	3,523	43,613
Kinder Morgan, Inc.	13,809	264,719
Snam SpA (Italy)	7,345	36,485

		394,949
Office equipment and supplies (0.1%)
Avery Dennison Corp.	615	70,411

		70,411
Oil and gas (2.7%)
Chevron Corp.	8,604	803,097
Equinor ASA (Norway)	1,411	21,695
Lukoil PJSC ADR (Russia)	1,178	102,419
Lundin Petroleum AB (Sweden)	902	25,719
OMV AG (Austria)	820	34,690
Phillips 66	3,088	231,168
Reliance Industries, Ltd. (India)	5,809	107,714
Royal Dutch Shell PLC Class B (United Kingdom)	4,482	97,330
Santos, Ltd. (Australia)	13,261	58,111
Williams Cos., Inc. (The)	11,829	225,342

		1,707,285
Pharmaceuticals (4.6%)
AbbVie, Inc.	1,498	128,394
Alkermes PLC(NON)	1,653	34,449
Allergan PLC	1,000	190,670
Astellas Pharma, Inc. (Japan)	6,400	100,359
Bristol-Myers Squibb Co.	4,016	237,185
GlaxoSmithKline PLC (United Kingdom)	2,667	53,744
Johnson & Johnson	4,370	587,678
Merck & Co., Inc.	6,262	479,419
Mylan NV(NON)	1,196	20,559
Novartis AG (Switzerland)	2,418	202,989
Novo Nordisk A/S Class B (Denmark)	2,691	159,935
Pfizer, Inc.	6,218	207,806
Roche Holding AG (Switzerland)	753	245,436
Shionogi & Co., Ltd. (Japan)	1,800	97,157
Zoetis, Inc.	783	104,319

		2,850,099
Power producers (0.2%)
Vistra Energy Corp.	6,142	118,111

		118,111
Publishing (0.8%)
S&P Global, Inc.	1,401	372,540
Wolters Kluwer NV (Netherlands)	1,499	110,172

		482,712
Railroads (0.6%)
Aurizon Holdings, Ltd. (Australia)	16,808	52,135
Union Pacific Corp.	1,820	290,854
West Japan Railway Co. (Japan)	600	42,319

		385,308
Real estate (3.2%)
A-Living Services Co., Ltd. Class H (China)	20,500	92,722
AGNC Investment Corp.(R)	6,595	112,379
American Campus Communities, Inc.(R)	643	27,932
Apartment Investment & Management Co. Class A(R)	1,070	51,189
AvalonBay Communities, Inc.(R)	596	119,552
Boston Properties, Inc.(R)	618	79,685
Brixmor Property Group, Inc.(R)	1,155	21,033
Camden Property Trust(R)	598	63,376
CBRE Group, Inc. Class A(NON)	2,015	113,122
Cheung Kong Property Holdings, Ltd. (Hong Kong)	15,000	94,433
Duke Realty Corp.(R)	2,473	80,298
Equity Lifestyle Properties, Inc.(R)	736	50,291
Equity Residential Trust(R)	1,312	98,531
Essex Property Trust, Inc.(R)	468	132,612
Federal Realty Investment Trust(R)	385	44,791
Gaming and Leisure Properties, Inc.(R)	1,141	50,968
Goodman Group (Australia)(R)	3,868	37,241
Henderson Land Development Co., Ltd. (Hong Kong)	13,900	64,193
Invitation Homes, Inc.(R)	3,567	102,337
Japan Prime Realty Investment Corp. (Japan)(R)	5	21,839
Jones Lang LaSalle, Inc.	153	22,609
Klepierre (France)(R)	239	7,190
New Residential Investment Corp.(R)	3,081	47,940
Nomura Real Estate Holdings, Inc. (Japan)	400	8,713
Outfront Media, Inc.(R)	1,399	36,850
Sekisui House, Ltd. (Japan)	300	5,873
STORE Capital Corp.(R)	2,096	68,875
Sun Communities, Inc.(R)	441	67,420
Sun Hung Kai Properties, Ltd. (Hong Kong)	3,000	42,965
Two Harbors Investment Corp.(R)	2,726	36,937
VEREIT, Inc.(R)	11,562	100,127
Vornado Realty Trust(R)	1,419	76,030
Weingarten Realty Investors(R)	1,033	27,819

		2,007,872
Regional Bells (0.3%)
AT&T, Inc.	4,384	154,404

		154,404
Restaurants (0.8%)
Jubilant Foodworks, Ltd. (India)	3,461	84,229
Starbucks Corp.	5,356	420,071

		504,300
Retail (4.7%)
Amazon.com, Inc.(NON)	943	1,776,376
Clicks Group, Ltd. (South Africa)	4,027	62,153
Costco Wholesale Corp.	95	26,708
CP ALL PCL (Foreign depository shares) (Thailand)	14,800	30,955
Industria de Diseno Textil SA (Inditex) (Spain)	2,726	84,843
Li Ning Co., Ltd. (China)	9,500	25,222
Lowe's Cos., Inc.	2,861	304,897
Poya International Co., Ltd. (Taiwan)	4,030	62,544
Sundrug Co., Ltd. (Japan)	800	24,936
Target Corp.	2,011	207,133
Wal-Mart de Mexico SAB de CV (Mexico)	34,807	97,986
Walmart, Inc.	581	62,562
Wilcon Depot, Inc. (Philippines)	113,400	40,257
Woolworths Group, Ltd. (Australia)	4,302	107,152

		2,913,724
Schools (0.2%)
Bright Horizons Family Solutions, Inc.(NON)	271	42,588
New Oriental Education & Technology Group, Inc. ADR (China)(NON)	453	57,934

		100,522
Semiconductor (1.0%)
KLA Corp.	1,090	167,544
Lam Research Corp.	564	165,495
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	24,000	246,078
Tokyo Electron, Ltd. (Japan)	100	20,555

		599,672
Shipping (0.1%)
Yangzijiang Shipbuilding Holdings, Ltd. (China)	53,700	37,106

		37,106
Software (7.7%)
Activision Blizzard, Inc.	6,013	349,536
Adobe, Inc.(NON)	2,777	958,398
Amdocs, Ltd.	504	32,130
Atlassian Corp PLC Class A (Australia)(NON)	1,020	147,859
Autodesk, Inc.(NON)	1,400	267,232
Cadence Design Systems, Inc.(NON)	2,416	159,794
Intuit, Inc.	1,790	475,872
Microsoft Corp.	7,951	1,288,142
Nexon Co., Ltd. (Japan)(NON)	4,300	68,138
NTT Data Corp. (Japan)	1,100	13,334
Oracle Corp.	15,380	760,695
Totvs SA (Brazil)	3,285	52,163
Veeva Systems, Inc. Class A(NON)	1,701	241,491

		4,814,784
Technology (—%)
CACI International, Inc. Class A(NON)	124	30,382

		30,382
Technology services (5.7%)
Alibaba Group Holding, Ltd. (China)(NON)	16,577	431,349
Alphabet, Inc. Class A(NON)	1,220	1,633,885
Capgemini SE (France)	209	23,057
eBay, Inc.	8,779	304,105
Facebook, Inc. Class A(NON)	1,062	204,403
Fair Isaac Corp.(NON)	219	82,351
Genpact, Ltd.	1,389	53,421
Itochu Techno-Solutions Corp. (Japan)	1,200	33,740
Leidos Holdings, Inc.	1,452	149,048
Nomura Research Institute, Ltd. (Japan)	2,300	51,073
Prosus NV (Netherlands)(NON)	621	43,110
Roku, Inc.(NON)(S)	380	43,195
Tencent Holdings, Ltd. (China)	7,100	350,210
Tencent Holdings, Ltd. ADR (China)	238	11,817
Xerox Holdings Corp.	2,857	91,995
Yandex NV Class A (Russia)(NON)	1,044	42,397

		3,549,156
Telecommunications (1.4%)
BT Group PLC (United Kingdom)	11,357	20,986
China Mobile, Ltd. (China)	12,500	99,342
Crown Castle International Corp.(R)	1,904	272,824
Equinix, Inc.(R)	372	213,082
Hikari Tsushin, Inc. (Japan)	300	56,846
NTT DoCoMo, Inc. (Japan)	1,000	27,026
Safaricom PLC (Kenya)	216,160	59,576
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	74,700	18,154
Telstra Corp., Ltd. (Australia)	34,849	76,735

		844,571
Telephone (2.0%)
Deutsche Telekom AG (Germany)	6,608	108,072
KDDI Corp. (Japan)	4,400	124,346
Nippon Telegraph & Telephone Corp. (Japan)	2,700	63,167
Verizon Communications, Inc.	17,202	931,660

		1,227,245
Textiles (0.5%)
Hermes International (France)	133	94,109
Kering SA (France)	290	166,506
Shenzhou International Group Holdings, Ltd. (China)	3,700	45,897

		306,512
Tire and rubber (0.1%)
Compagnie Generale des Etablissements Michelin SCA (France)	772	82,583

		82,583
Tobacco (0.1%)
British American Tobacco PLC (United Kingdom)	1,526	60,643

		60,643
Toys (0.2%)
JUMBO SA (Greece)	2,447	38,424
Nintendo Co., Ltd. (Japan)	300	102,364

		140,788
Transportation services (0.3%)
Aena SME SA (Spain)	423	68,089
Deutsche Post AG (Germany)	3,112	93,223
Singapore Technologies Engineering, Ltd. (Singapore)	6,900	20,861

		182,173
Trucks and parts (0.2%)
Allison Transmission Holdings, Inc.	1,577	64,026
Faurecia SA (France)	1,356	62,027

		126,053
Waste Management (0.6%)
Republic Services, Inc.	1,189	107,319
Sunny Friend Environmental Technology Co., Ltd. (Taiwan)	4,000	33,207
Waste Management, Inc.	2,347	260,071

		400,597

Total common stocks (cost $49,113,219)		$56,624,912

INVESTMENT COMPANIES (1.5%)(a)
	Shares	Value
iShares Core MSCI Emerging Markets ETF	1,029	$50,123
iShares MSCI EAFE ETF	2,205	137,239
SPDR S&P 500 ETF Trust(S)	2,210	654,735
SPDR S&P MidCap 400 ETF Trust	264	87,408

Total investment companies (cost $1,014,513)		$929,505

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Bupa Arabia for Cooperative Insurance Co. 144A (Saudi Arabia)	12/16/21	$0.00	1,574	$40,696
Jarir Marketing Co. 144A (Saudi Arabia)	1/20/22	0.00	488	19,746

Total warrants (cost $56,156)				$60,442

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Barclays Bank PLC
GBP/USD (Call)	Apr-20/$1.34	$273,995	GBP	213,700	$143
Citibank, N.A.
GBP/USD (Call)	Apr-20/1.34	273,995	GBP	213,700	180
Goldman Sachs International
EUR/NOK (Put)	Apr-20/NOK 9.60	420,274	EUR	380,700	—
HSBC Bank USA, National Association
EUR/USD (Put)	Mar-20/$1.09	267,625	EUR	242,425	610
JPMorgan Chase Bank N.A.
USD/JPY (Put)	Apr-20/JPY 107.00	713,000		$713,000	7,488
USD/JPY (Put)	Apr-20/JPY 101.00	713,000		713,000	1,323
UBS AG
EUR/USD (Put)	Apr-20/$1.09	267,625	EUR	242,425	729
GBP/USD (Call)	Apr-20/1.34	273,995	GBP	213,700	180
USD/JPY (Put)	Apr-20/JPY 107.00	713,000		$713,000	7,003
USD/JPY (Put)	Apr-20/JPY 101.00	713,000		713,000	1,153

Total purchased options outstanding (cost $16,688)					$18,809

SHORT-TERM INVESTMENTS (9.9%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 1.78%(AFF)	Shares	851,525	$851,525
Putnam Short Term Investment Fund 1.74%(AFF)	Shares	5,012,530	5,012,530
U.S. Treasury Bills 1.559%, 6/11/20(SEG)		$225,999	225,222
U.S. Treasury Bills 1.574%, 5/21/20(SEG)		111,002	110,687

Total short-term investments (cost $6,199,696)			$6,199,964
TOTAL INVESTMENTS

Total investments (cost $56,400,272)			$63,833,632

	FORWARD CURRENCY CONTRACTS at 2/29/20 (aggregate face value $8,672,748) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/15/20	$33,190	$34,909	$(1,719)
		British Pound	Buy	3/18/20	96,074	97,056	(982)
		Canadian Dollar	Sell	4/15/20	42,169	43,026	857
		Chinese Yuan (Offshore)	Buy	5/20/20	68,008	67,736	272
		Euro	Buy	3/18/20	890,515	893,001	(2,486)
		Hong Kong Dollar	Sell	5/20/20	70,682	70,871	189
		Japanese Yen	Sell	5/20/20	55,899	55,209	(690)
		Mexican Peso	Sell	4/15/20	67,711	69,590	1,879
		Mexican Peso	Buy	4/15/20	67,419	70,054	(2,635)
		New Taiwan Dollar	Sell	5/20/20	67,781	67,851	70
		New Zealand Dollar	Buy	4/15/20	33,455	34,493	(1,038)
	Barclays Bank PLC
		Australian Dollar	Sell	4/15/20	17,279	18,170	891
		Hong Kong Dollar	Buy	5/20/20	20,310	20,360	(50)
		New Zealand Dollar	Buy	4/15/20	53,152	53,229	(77)
		Norwegian Krone	Buy	3/18/20	94,252	94,937	(685)
		Russian Ruble	Buy	3/18/20	68,239	71,301	(3,062)
		Russian Ruble	Sell	3/18/20	68,239	69,429	1,190
		Swedish Krona	Sell	3/18/20	12,081	12,609	528
	Citibank, N.A.
		Canadian Dollar	Buy	4/15/20	37,922	38,238	(316)
		Danish Krone	Sell	3/18/20	38,403	38,793	390
		Japanese Yen	Buy	5/20/20	609,665	603,197	6,468
		Mexican Peso	Sell	4/15/20	33,856	34,761	905
		Mexican Peso	Buy	4/15/20	33,750	35,037	(1,287)
		New Zealand Dollar	Sell	4/15/20	65,471	67,778	2,307
	Credit Suisse International
		Australian Dollar	Buy	4/15/20	16,367	17,367	(1,000)
		Australian Dollar	Sell	4/15/20	16,367	16,521	154
		Euro	Buy	3/18/20	80,886	82,058	(1,172)
	Goldman Sachs International
		Australian Dollar	Sell	4/15/20	4,239	4,486	247
		British Pound	Buy	3/18/20	60,928	61,862	(934)
		British Pound	Sell	3/18/20	60,928	61,670	742
		Chinese Yuan (Offshore)	Buy	5/20/20	68,008	67,759	249
		Japanese Yen	Buy	5/20/20	55,449	54,848	601
		New Taiwan Dollar	Buy	5/20/20	67,781	68,840	(1,059)
		New Taiwan Dollar	Sell	5/20/20	67,781	67,774	(7)
		New Zealand Dollar	Sell	4/15/20	33,517	35,577	2,060
		Norwegian Krone	Buy	3/18/20	214,323	218,903	(4,580)
		Russian Ruble	Buy	3/18/20	136,478	147,177	(10,699)
		Russian Ruble	Sell	3/18/20	136,478	139,090	2,612
		Russian Ruble	Buy	6/17/20	67,467	71,032	(3,565)
		Russian Ruble	Sell	6/17/20	67,467	69,065	1,598
		South African Rand	Buy	4/15/20	129,527	142,146	(12,619)
		Swedish Krona	Buy	3/18/20	40,480	40,081	399
	HSBC Bank USA, National Association
		Australian Dollar	Sell	4/15/20	24,974	25,845	871
		British Pound	Sell	3/18/20	4,618	4,565	(53)
		Canadian Dollar	Sell	4/15/20	17,359	17,571	212
		Chinese Yuan (Offshore)	Sell	5/20/20	33,817	33,736	(81)
		Euro	Buy	3/18/20	267,961	270,522	(2,561)
		Hong Kong Dollar	Sell	5/20/20	106,042	106,298	256
		Japanese Yen	Sell	5/20/20	3,217	3,328	111
		Norwegian Krone	Buy	3/18/20	2,593	2,741	(148)
		Swedish Krona	Sell	3/18/20	244,412	246,487	2,075
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/15/20	188,443	200,261	(11,818)
		British Pound	Buy	3/18/20	593,249	600,576	(7,327)
		Canadian Dollar	Sell	4/15/20	34,122	34,417	295
		Euro	Sell	3/18/20	16,796	16,213	(583)
		Japanese Yen	Sell	5/20/20	10,651	10,537	(114)
		New Zealand Dollar	Sell	4/15/20	69,661	72,607	2,946
		Norwegian Krone	Sell	3/18/20	48,237	49,456	1,219
		Singapore Dollar	Buy	5/20/20	127,280	128,035	(755)
		South Korean Won	Buy	5/20/20	11,366	11,662	(296)
		Swedish Krona	Sell	3/18/20	34,284	33,949	(335)
		Swiss Franc	Buy	3/18/20	409,439	402,275	7,164
	NatWest Markets PLC
		Australian Dollar	Buy	4/15/20	20,996	21,803	(807)
		British Pound	Buy	3/18/20	37,327	37,715	(388)
		British Pound	Sell	3/18/20	37,327	37,895	568
		Canadian Dollar	Sell	4/15/20	17,210	17,641	431
		Euro	Buy	3/18/20	9,725	9,851	(126)
		Hong Kong Dollar	Buy	5/20/20	27,341	27,347	(6)
		New Zealand Dollar	Buy	4/15/20	24,513	25,701	(1,188)
		Norwegian Krone	Buy	3/18/20	49,268	51,146	(1,878)
		Swedish Krona	Sell	3/18/20	82,804	83,878	1,074
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/15/20	117,566	122,172	4,606
		British Pound	Sell	3/18/20	74,782	76,852	2,070
		Canadian Dollar	Sell	4/15/20	347,257	353,573	6,316
		Euro	Buy	3/18/20	78,343	82,398	(4,055)
		Hong Kong Dollar	Sell	5/20/20	141,364	141,725	361
		Japanese Yen	Sell	5/20/20	188,082	186,517	(1,565)
		New Zealand Dollar	Buy	4/15/20	155,768	164,194	(8,426)
		Norwegian Krone	Buy	3/18/20	24,395	20,519	3,876
		Swedish Krona	Sell	3/18/20	223,927	226,592	2,665
	Toronto-Dominion Bank
		Canadian Dollar	Sell	4/15/20	37,251	38,528	1,277
		Euro	Buy	3/18/20	18,895	19,085	(190)
		Euro	Sell	3/18/20	18,895	18,601	(294)
		Hong Kong Dollar	Sell	5/20/20	35,321	35,406	85
		Swedish Krona	Sell	3/18/20	36,648	37,094	446
	UBS AG
		Australian Dollar	Buy	4/15/20	44,535	47,937	(3,402)
		British Pound	Sell	3/18/20	19,626	20,211	585
		Euro	Buy	3/18/20	71,714	70,602	1,112
		Euro	Sell	3/18/20	71,714	71,181	(533)
		Hong Kong Dollar	Sell	5/20/20	70,682	70,871	189
		Japanese Yen	Sell	5/20/20	10,533	10,420	(113)
		Mexican Peso	Buy	4/15/20	33,670	35,073	(1,403)
		Mexican Peso	Sell	4/15/20	33,851	34,736	885
		Norwegian Krone	Buy	3/18/20	16,582	16,630	(48)
		Norwegian Krone	Sell	3/18/20	16,582	17,065	483
		Swedish Krona	Sell	3/18/20	53,665	54,136	471
	WestPac Banking Corp.
		British Pound	Buy	3/18/20	18,599	18,884	(285)
		British Pound	Sell	3/18/20	18,599	18,972	373
		Euro	Buy	3/18/20	110	38	72
		New Zealand Dollar	Buy	4/15/20	49,276	50,787	(1,511)

	Unrealized appreciation						67,702

	Unrealized (depreciation)						(100,951)

	Total						$(33,249)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 2/29/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Russell 2000 Index E-Mini (Long)	51	$3,764,899	$3,760,995	Mar-20	$(444,587)
S&P 500 Index E-Mini (Long)	6	886,266	885,330	Mar-20	(65,992)

Unrealized appreciation					—

Unrealized (depreciation)					(510,579)

Total					$(510,579)

WRITTEN OPTIONS OUTSTANDING at 2/29/20 (premiums $5,598) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
HSBC Bank USA, National Association
EUR/USD (Call)	Mar-20/$1.11	$267,625	EUR	242,425	$1,618
JPMorgan Chase Bank N.A.
USD/JPY (Put)	Apr-20/JPY 104.00	1,426,000		$1,426,000	6,065
UBS AG
EUR/USD (Call)	Apr-20/$1.12	267,625	EUR	242,425	1,239
USD/JPY (Put)	Apr-20/JPY 104.00	1,426,000		$1,426,000	5,432

Total					$14,354

	Key to holding's currency abbreviations
EUR	Euro
GBP	British Pound
	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
DAC	Designated Activity Company
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2019 through February 29, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $62,578,860.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/29/20
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$685,922	$7,113,053	$6,947,450	$6,264	$851,525
	Putnam Short Term Investment Fund**	6,727,586	21,409,895	23,124,951	96,251	5,012,530

	Total Short-term investments	$7,413,508	$28,522,948	$30,072,401	$102,515	$5,864,055
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $851,525, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $820,771.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $220,095.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,609,112 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	79.2%
	Japan	3.4
	China	2.7
	United Kingdom	2.0
	France	1.5
	Switzerland	1.3
	Germany	1.0
	Australia	1.0
	Taiwan	0.8
	South Korea	0.7
	Netherlands	0.7
	Hong Kong	0.7
	India	0.6
	Sweden	0.5
	Spain	0.5
	Italy	0.5
	Other	2.9

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $45,233 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$647,952	$922,303	$—
Capital goods	3,299,985	624,932	—
Communication services	2,386,530	654,250	—
Conglomerates	412,695	—	—
Consumer cyclicals	5,745,013	1,878,808	—
Consumer staples	3,701,481	1,579,205	—
Energy	1,259,607	447,678	—
Financials	6,450,500	2,327,938	—
Health care	5,234,337	1,126,906	—
Miscellaneous	—	41,921	—
Technology	12,368,134	2,023,884	—
Transportation	788,557	340,970	—
Utilities and power	2,004,817	356,509	—

Total common stocks	44,299,608	12,325,304	—
Investment companies	929,505	—	—
Purchased options outstanding	—	18,809	—
Warrants	—	60,442	—
Short-term investments	5,012,530	1,187,434	—

Totals by level	$50,241,643	$13,591,989	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(33,249)	$—
Futures contracts	(510,579)	—	—
Written options outstanding	—	(14,354)	—

Totals by level	$(510,579)	$(47,603)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$8,000
Purchased currency option contracts (contract amount)	$2,600,000
Written equity option contracts (contract amount)	$8,000
Written currency option contracts (contract amount)	$2,100,000
Futures contracts (number of contracts)	70
Forward currency contracts (contract amount)	$15,200,000
Warrants (number of warrants)	18,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com